UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8268

Firsthand Funds
(Exact name of registrant as specified in charter)

125 South Market, Suite 1200, San Jose, CA		95113
(Address of principal executive offices)		(Zip code)
Firsthand Capital Management, Inc.
125 South Market, Suite 1200, San Jose, CA 95113
(Name and address of agent for service)

Registrant's telephone number, including area code:		(408) 294-2200

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Firsthand Technology Value Fund

PORTFOLIO OF INVESTMENTS

March 31, 2007

(Unaudited)

		Market
	Shares	Value
COMMON STOCK - 98.7%
ADVANCED MATERIALS - 2.8%
UCT Coatings, Inc., Series B (2) *	500,000	$11,250,000

ALTERNATIVE ENERGY - 4.6%
Evergreen Solar, Inc. *	600,000	5,850,000
Solaicx, Series B (1) (2) *	7,396,238	8,933,916
SoloPower, Series A (1) (2) *	2,721,088	3,999,999
		18,783,915
COMMUNICATIONS - 2.5%
Clearwire Corp. *	190,000	3,889,300
ViaSat, Inc. *	194,300	6,406,071
		10,295,371
COMMUNICATIONS EQUIPMENT - 5.7%
Harris Corp.	80,000	4,076,000
Harris Stratex Networks, Inc. *	205,059	3,935,082
Tekelec, Inc. *	575,800	8,585,178
Tellabs, Inc. *	335,000	3,316,500
UTStarcom, Inc. *	403,300	3,343,357
		23,256,117
COMPUTER - 1.6%
Sun Microsystems, Inc. *	1,100,000	6,611,000

ELECTRONIC ENTERTAINMENT - 3.7%
Nintendo Co., Ltd. - ADR	413,407	15,006,674

INTELLECTUAL PROPERTY - 2.7%
Silicon Genesis Corp., Common (1) (2) *	743,077	41,612
Silicon Genesis Corp., Series 1-D (1) (2) *	850,830	4,363,141
Silicon Genesis Corp., Series 1-E (1) (2) *	4,071,226	6,701,239
		11,105,992
INTERNET - 7.9%
Akamai Technologies, Inc. *	215,800	10,772,736
Napster, Inc. (3) *	950,000	3,933,000
Netflix, Inc. *	300,000	6,957,000
Yahoo! Inc. *	321,422	10,057,294
		31,720,030
NETWORKING - 3.6%
Caspian Networks, Inc., Common (2) *	337	0
Cisco Systems, Inc. *	480,000	12,254,400
Echelon Corp. *	200,000	2,108,000
IP Unity, Inc., Series C (2) *	1,104,265	11,043
IP Unity, Inc., Series E (2) *	193,042	281,976
Polaris Networks, Inc., Series A (2) *	297,848	0
		14,655,419
OTHER ELECTRONICS - 5.2%
Intevac, Inc. *	621,400	16,386,318
Zebra Technologies Corp., Class A *	124,500	4,806,945
		21,193,263
PERIPHERALS - 4.5%
Seagate Technology, Inc.	789,700	18,400,010

PHOTONICS - 7.0%
Celox Networks, Inc., Common (2) *	138,121	0
Celox Networks, Inc., Series A-1 (2) *	1,000,000	0

Corning, Inc. *	1,029,500	23,410,830
JDS Uniphase Corp. *	300,000	4,569,000
Luminous Networks, Inc., Common (2) *	28,513	0
Luminous Networks, Inc., Series A1 (2) *	129,664	0
Luminous Networks, Inc., Series B1 (2) *	259,236	0
		27,979,830
SEMICONDUCTOR EQUIPMENT - 7.4%
Applied Materials, Inc.	700,000	12,824,000
ASML Holding N.V. *	500,000	12,375,000
FormFactor, Inc. *	94,594	4,233,082
		29,432,082
SEMICONDUCTORS - 34.2%
AuthenTec, Inc., Series C (2) *	1,472,495	2,157,205
AuthenTec, Inc., Series D (2) *	290,958	426,253
Chartered Semiconductor Manufacturing Ltd. - ADR *	926,100	8,797,950
Clarisay, Inc., Series B (1) (2) *	2,605,306	0
Clarisay, Inc., Series C (1) (2) *	7,194,244	0
Cypress Semiconductor Corp. *	1,725,100	32,000,606
Global Locate, Inc., Series A (1) (2) *	6,030,896	2,052,917
Global Locate, Inc., Series C (1) (2) *	1,111,111	378,222
Global Locate, Inc., Series D (1) (2) *	932,835	749,999
Ikanos Communications, Inc. *	100,000	777,000
Kopin Corp. *	299,100	1,010,958
MEMC Electronic Materials, Inc. *	378,300	22,917,414
PMC-Sierra, Inc. *	605,700	4,245,957
Rambus, Inc. *	400,000	8,500,000
SanDisk Corp. *	200,000	8,760,000
Semiconductor Manufacturing International Corp. *	700,000	4,844,000
SiRF Technology Holdings, Inc. *	407,500	11,312,200
Skyworks Solutions, Inc. *	398,300	2,290,225
Soitec S.A. *	72,740	1,729,162
Texas Instruments, Inc.	140,000	4,214,000
TranSwitch Corp. *	2,183,000	3,470,970
TriQuint Semiconductor, Inc. *	1,432,400	7,162,000
Zoran Corp. *	610,500	10,390,710
		138,187,748
SERVICES - 1.6%
aQuantive, Inc. *	158,300	4,418,153
TeleCommunication Systems, Inc., Class A *	557,600	2,074,272
		6,492,425
SOFTWARE - 3.7%
Citrix Systems, Inc. *	127,000	4,067,810
Comverse Technology, Inc. *	304,500	6,501,075
Witness Systems, Inc. *	165,003	4,446,831
		15,015,716
Total COMMON STOCK		399,385,592

WARRANTS - 0.6%
ADVANCED MATERIALS - 0.2%
UCT Coatings, Inc., B Warrant (2) *	600,000	1,000,002

INTELLECTUAL PROPERTY - 0.3%
Silicon Genesis Corp., 1-E Warrant (1) (2) *	1,257,859	1,070,439
Silicon Genesis Corp., Common Warrant (1) (2) *	59,147	59
Silicon Genesis Corp., Common Warrant (1) (2) *	37,982	38
		1,070,536
NETWORKING - 0.0%
IP Unity, Inc., E Warrant (2) *	69,496	69
Polaris Networks, Inc., Convertible Warrant (2) *	75,712	0
		69
PHOTONICS - 0.0%
Celox Networks, Inc., A-1 Warrant (2) *	500,000	0

Luminous Networks, Inc., Common Warrant (2) *	3,822	0
		0
SEMICONDUCTORS - 0.1%
AuthenTec, Inc., C Warrant (2) *	392,665	378,454
Clarisay, Inc., Warrants (1) (2) *	2,350,000	0
Global Locate, Inc., Board Warrants (1) (2) *	75,000	375
Global Locate, Inc., Board Warrants (1) (2) *	18,750	94
Global Locate, Inc., Board Warrants (1) (2) *	75,000	375
Global Locate, Inc., Board Warrants (1) (2) *	75,000	375
Global Locate, Inc., C Warrant (1) (2) *	370,370	1,852
Global Locate, Inc., D Warrant (1) (2) *	233,208	2,332
		383,857
Total WARRANTS		2,454,464

	Principal
CONVERTIBLE BONDS - 0.0%
NETWORKING - 0.0%
Polaris Networks, Inc., 10.00% (2) *	100,949	0

SEMICONDUCTORS - 0.0%
Clarisay, Inc., 8.00% (1) (2) *	2,350,000	0
Total CONVERTIBLE BONDS		0

CASH EQUIVALENTS - 3.3%
PNC Bank Money Market Portfolio	13,483,825	13,483,825
Total CASH EQUIVALENTS		13,483,825

Total Investments (Cost $470,125,991) - 102.6%		$415,323,881

Percentages indicated are based on net assets of $404,873,819.

*                                          Non-income producing security

(1)                                  Affiliated issuer

(2)                                  Restricted security

(3)                                  Napster, Inc. has the right to put a restriction of public sale on 600,000 shares of the Fund’s Napster, Inc. holding.  As of March 31, 2007 there are no restrictions on the Fund’s shares of Napster, Inc.

ADR                   American Depositary Receipt

See accompanying notes to portfolios of investments

Firsthand Technology Leaders Fund

PORTFOLIO OF INVESTMENTS

March 31, 2007

(Unaudited)

		Market
	Shares	Value
COMMON STOCK - 96.2%
COMMUNICATIONS - 2.8%
China Mobile Hong Kong Ltd. - ADR	42,383	$1,900,878

COMMUNICATIONS EQUIPMENT - 9.8%
Nokia Corp. - ADR	94,490	2,165,711
QUALCOMM, Inc.	105,435	4,497,857
		6,663,568
COMPUTER - 7.8%
Apple Computer, Inc. *	39,084	3,631,294
Hewlett-Packard Co.	41,400	1,661,796
		5,293,090
INTERNET - 10.0%
eBay, Inc. *	103,695	3,437,489
Google, Inc., Class A *	7,255	3,323,951
		6,761,440
NETWORKING - 4.8%
Cisco Systems, Inc. *	128,470	3,279,839

OTHER ELECTRONICS - 5.6%
L-1 Identity Solutions, Inc. *	228,600	3,774,186

PERIPHERALS - 4.1%
Seagate Technology, Inc.	118,957	2,771,698

PHOTONICS - 6.9%
Corning, Inc. *	207,527	4,719,164

SEMICONDUCTOR EQUIPMENT - 9.2%
Applied Materials, Inc.	168,500	3,086,920
ASML Holding N.V. *	128,796	3,187,701
		6,274,621
SEMICONDUCTORS - 16.9%
Broadcom Corp., Class A *	98,025	3,143,662
Intel Corp.	70,500	1,348,665
Taiwan Semiconductor Manufacturing Co. - ADR	298,875	3,212,906
Texas Instruments, Inc.	125,811	3,786,911
		11,492,144
SOFTWARE - 18.3%
Adobe Systems, Inc. *	99,230	4,137,891
Amdocs Ltd. *	95,909	3,498,760
Microsoft Corp.	118,950	3,315,137
NICE-Systems Ltd. - ADR *	44,200	1,503,684
		12,455,472
Total COMMON STOCK		65,386,100

CASH EQUIVALENTS - 4.1%
PNC Bank Money Market Portfolio	2,758,293	2,758,293
Total CASH EQUIVALENTS		2,758,293

Total Investments (Cost $55,501,744) - 100.3%		$68,144,393

Percentages indicated are based on net assets of $67,922,605.

*              Non-income producing security

ADR       American Depositary Receipt

See accompanying notes to portfolios of investments

Firsthand Technology Innovators Fund

PORTFOLIO OF INVESTMENTS

March 31, 2007

(Unaudited)

		Market
	Shares	Value
COMMON STOCK - 94.0%
COMMUNICATIONS - 3.4%
NeuStar, Inc. *	18,752	$533,307
Symmetricom, Inc. *	30,000	249,000
		782,307
COMMUNICATIONS EQUIPMENT - 1.5%
Finisar Corp. *	101,855	356,493

COMPUTER - 0.8%
Rackable Systems, Inc. *	11,377	193,068

ELECTRONIC DESIGN AUTOMATION - 3.7%
PDF Solutions, Inc. *	76,400	862,556

INTELLECTUAL PROPERTY - 19.0%
Silicon Genesis Corp., Common (1) (2) *	108,815	6,094
Silicon Genesis Corp., Series 1-C (1) (2) *	82,914	1,731,244
Silicon Genesis Corp., Series 1-E (1) (2) *	1,633,254	2,688,336
		4,425,674
INTERNET - 5.5%
LivePerson, Inc. *	92,400	728,112
WebSideStory, Inc. *	42,400	549,080
		1,277,192
NETWORKING - 4.6%
Echelon Corp. *	101,198	1,066,626
IP Unity, Inc., Series C (2) *	827,957	8,280
		1,074,906
OTHER ELECTRONICS - 11.3%
3D Systems Corp. *	11,900	260,729
Intevac, Inc. *	65,300	1,721,961
Microvision, Inc. *	180,300	663,504
		2,646,194
PHOTONICS - 3.7%
Avici Systems, Inc. *	60,000	685,200
EXFO Electro-Optical Engineering, Inc. *	30,100	186,319
Luminous Networks, Inc., Common (2) *	49,979	0
Luminous Networks, Inc., Series A1 (2) *	227,282	0
		871,519
SEMICONDUCTOR EQUIPMENT - 0.6%
Therma-Wave, Inc. *	91,300	141,515

SEMICONDUCTORS - 26.8%
AuthenTec, Inc., Series C (2) *	736,248	1,078,603
EMCORE Corp. *	54,353	271,765
Kopin Corp. *	68,700	232,206
Microtune, Inc. *	183,050	754,166
Netlogic Microsystems, Inc. *	30,000	798,600
Nextest Systems Corp. *	25,200	352,800
PLX Technology, Inc. *	38,000	370,120
Ramtron International Corp. *	80,000	214,400
SigmaTel, Inc. *	82,500	259,050
Silicon Optix, Inc., Series B (2) *	1,111,111	700,000
Synaptics, Inc. *	22,300	570,434
Trident Microsystems, Inc. *	20,000	401,200
Zygo Corp. *	15,000	240,150

		6,243,494
SERVICES - 6.6%
iGATE Corp. *	97,720	805,213
Innovion Corp., Series C (1) (2) *	1,500,000	744,675
		1,549,888
SOFTWARE - 6.5%
Verint Systems, Inc. *	23,200	745,880
Versant Corp. *	30,000	508,500
Witness Systems, Inc. *	9,500	256,025
		1,510,405
Total COMMON STOCK		21,935,211

WARRANTS - 1.0%
INTELLECTUAL PROPERTY - 0.2%
Silicon Genesis Corp., 1-E Warrant (1) (2) *	94,339	55,283

PHOTONICS - 0.0%
Luminous Networks, Inc., Common Warrant (2) *	6,699	0

SEMICONDUCTORS - 0.8%
AuthenTec, Inc., C Warrant (2) *	196,333	189,227

SERVICES - 0.0%
Innovion Corp., Warrant (1) (2) *	30,129	30
Innovion Corp., Warrant (1) (2) *	602,577	603
		633
Total WARRANTS		245,143

	Principal
CONVERTIBLE BONDS - 2.3%
SERVICES - 2.3%
Innovion Corp., 9.50% (1) (2) *	602,577	542,319
Total CONVERTIBLE BONDS		542,319

CASH EQUIVALENTS - 2.9%
PNC Bank Money Market Portfolio	670,287	670,287
Total CASH EQUIVALENTS		670,287

Total Investments (Cost $29,333,076) - 100.2%		$23,392,960

Percentages indicated are based on net assets of $23,349,077.

*                                         Non-income producing security

(1)                                 Affiliated issuer

(2)                                 Restricted security

See accompanying notes to portfolios of investments

Firsthand e-Commerce Fund

PORTFOLIO OF INVESTMENTS

March 31, 2007

(Unaudited)

		Market
	Shares	Value
COMMON STOCK - 91.4%
COMMUNICATIONS - 8.1%
Comcast Corp., Special Class A *	22,500	$573,075
Equinix, Inc. *	15,000	1,284,450
Internap Network Services Corp. *	23,715	373,511
NeuStar, Inc. *	38,400	1,092,096
		3,323,132
COMPUTER - 6.3%
Apple Computer, Inc. *	15,400	1,430,814
Dell, Inc. *	49,200	1,141,932
		2,572,746
INTERNET - 45.1%
51job, Inc. - ADR *	17,368	281,709
Akamai Technologies, Inc. *	45,500	2,271,360
Amazon.com, Inc. *	23,700	943,023
CyberSource Corp. *	41,814	523,093
eBay, Inc. *	71,904	2,383,618
Google, Inc., Class A *	1,000	458,160
IAC/InterActiveCorp *	37,984	1,432,377
LivePerson, Inc. *	140,000	1,103,200
Monster Worldwide, Inc. *	34,900	1,653,213
Napster, Inc. *	64,400	266,616
Netflix, Inc. *	19,300	447,567
The9 Ltd. - ADR *	30,000	1,012,200
ValueClick, Inc. *	46,300	1,209,819
VistaPrint Ltd. *	14,137	541,447
WebSideStory, Inc. *	138,967	1,799,623
Yahoo! Inc. *	72,534	2,269,589
		18,596,614
MEDIA - 1.3%
News Corp., Class B	21,960	537,361

NETWORKING - 3.3%
Cisco Systems, Inc. *	52,700	1,345,431

OTHER ELECTRONICS - 5.1%
L-1 Identity Solutions, Inc. *	75,000	1,238,250
VeriFone Holdings, Inc. *	22,985	844,239
		2,082,489
SERVICES - 6.3%
aQuantive, Inc. *	42,713	1,192,120
First Data Corp.	35,000	941,500
Western Union Co.	20,000	439,000
		2,572,620
SOFTWARE - 15.9%
Adobe Systems, Inc. *	48,069	2,004,477
Amdocs Ltd. *	12,800	466,944
Microsoft Corp.	80,000	2,229,600
Oracle Corp. *	91,100	1,651,643
VeriSign, Inc. *	8,200	205,984
		6,558,648
Total COMMON STOCK		37,589,041

CASH EQUIVALENTS - 9.9%
PNC Bank Money Market Portfolio	4,067,195	4,067,195
Total CASH EQUIVALENTS		4,067,195

Total Investments (Cost $33,256,676) - 101.3%		$41,656,236

Percentages indicated are based on net assets of $41,127,147.

*              Non-income producing security

ADR       American Depositary Receipt

See accompanying notes to portfolios of investments

Firsthand Global Technology Fund

PORTFOLIO OF INVESTMENTS

March 31, 2007

(Unaudited)

		Market
	Shares	Value
COMMON STOCK - 91.7%
ALTERNATIVE ENERGY - 2.6%
Suntech Power Holdings Co., Ltd. - ADR *	9,800	$339,178

COMMUNICATIONS - 2.4%
Singapore Telecommunications Ltd. - ADR	14,100	304,584

COMMUNICATIONS EQUIPMENT - 5.3%
Alvarion Ltd. *	85,335	686,947

COMPUTER - 3.5%
Lenovo Group Ltd. - ADR	61,400	449,448

ELECTRONICS MANUFACTURING SERVICES - 7.7%
Hon Hai Precision - GDR	40,270	540,306
Inventec Appliances Corp.	90,000	219,519
Quanta Computer, Inc. - GDR	29,984	228,784
		988,609
INTERNET - 4.3%
51job, Inc. - ADR *	8,880	144,034
The9 Ltd. - ADR *	12,000	404,880
		548,914
OTHER ELECTRONICS - 13.7%
Intevac, Inc. *	20,400	537,948
LG.Philips LCD Co., Ltd. - ADR *	22,200	388,056
Sharp Corp.	43,288	832,321
		1,758,325
SEMICONDUCTOR EQUIPMENT - 13.6%
Applied Materials, Inc.	28,672	525,271
ASML Holding N.V. *	28,358	701,860
Tokyo Electron Ltd.	7,500	523,463
		1,750,594
SEMICONDUCTORS - 22.9%
Actions Semiconductor Co., Ltd. - ADR *	12,444	91,961
Chartered Semiconductor Manufacturing Ltd. - ADR *	55,942	531,449
MEMC Electronic Materials, Inc. *	9,900	599,742
Qimonda AG - ADR *	16,196	232,575
Samsung Electronics Co., Ltd. - GDR (1)	399	119,412
Semiconductor Manufacturing International Corp. *	7,700	53,284
SiRF Technology Holdings, Inc. *	24,413	677,704
STMicroelectronics N.V. - ADR	10,582	203,174
Taiwan Semiconductor Manufacturing Co. - ADR	20,898	224,654
Zoran Corp. *	11,951	203,406
		2,937,361
SERVICES - 8.2%
iGATE Corp. *	43,389	357,525
Lionbridge Technologies, Inc. *	33,831	172,200
Navteq Corp. *	7,400	255,300
Tele Atlas N.V. *	11,900	267,362
		1,052,387
SOFTWARE - 7.5%
Amdocs Ltd. *	9,500	346,560
Cognizant Technology Solutions Corp., Class A *	1,763	155,620
NICE-Systems Ltd. - ADR *	4,300	146,286
Verint Systems, Inc. *	10,000	321,500

		969,966
Total COMMON STOCK		11,786,313

CASH EQUIVALENTS - 11.8%
PNC Bank Money Market Portfolio	1,520,316	1,520,316
Total CASH EQUIVALENTS		1,520,316

Total Investments (Cost $11,482,956) - 103.5%		$13,306,629

Percentages indicated are based on net assets of $12,859,814.

*                                       Non-income producing security

(1)                                Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors.  The Investment Advisor, using Board-approved procedures has deemed these securities to be liquid.

ADR                   American Depositary Receipt

GDR                   Global Depositary Receipt

See accompanying notes to portfolios of investments

Firsthand Health Sciences Fund

PORTFOLIO OF INVESTMENTS

March 31, 2007

(Unaudited)

		Market
	Shares	Value
COMMON STOCK - 99.9%
BIOTECHNOLOGY - 28.2%
Achillion Pharmaceuticals, Inc. *	1,340	$7,785
Amgen, Inc. *	1,083	60,518
Amylin Pharmaceuticals, Inc. *	810	30,262
Biogen Idec, Inc. *	484	21,480
ConjuChem Biotechnologies, Inc. *	19,000	10,543
Critical Therapeutics, Inc. *	5,360	11,685
CV Therapeutics, Inc. *	2,020	15,897
Genzyme Corp. *	896	53,778
Gilead Sciences, Inc. *	1,070	81,854
Hana Biosciences, Inc. *	4,460	8,519
MedImmune, Inc. *	1,350	49,127
Momenta Pharmaceuticals, Inc. *	4,021	52,112
Savient Pharmaceuticals, Inc. *	2,133	25,639
		429,199
DRUG DELIVERY - 1.6%
Alkermes, Inc. *	1,600	24,704

DRUG MANUFACTURERS - 59.8%
Alexion Pharmaceuticals, Inc. *	2,050	88,642
Barr Pharmaceuticals, Inc. *	610	28,274
Bristol-Myers Squibb Co.	1,107	30,730
Celgene Corp. *	596	31,266
Dynavax Technologies Corp. *	6,400	34,816
Eli Lilly & Co.	2,060	110,643
GlaxoSmithKline Plc - ADR	2,033	112,343
Nichi-Iko Pharmaceutical Co., Ltd.	1,710	26,506
Novartis AG - ADR	2,040	111,444
Novo Nordisk A/S - ADR	360	32,591
Novo Nordisk A/S - Class B	93	8,458
Pfizer, Inc.	4,283	108,189
Progenics Pharmaceuticals, Inc. *	1,330	31,494
Sawai Pharmaceutical Co., Ltd.	580	23,679
Schering-Plough Corp.	2,347	59,872
Taro Pharmaceutical Industries Ltd. *	803	6,071
Teva Pharmaceutical Industries Ltd. - ADR	1,720	64,380
		909,398
DRUG RELATED PRODUCTS - 1.7%
Labopharm, Inc. *	4,460	25,422

MEDICAL APPLIANCES & EQUIPMENT - 5.8%
Intuitive Surgical, Inc. *	350	42,550
Medtronic, Inc.	923	45,282
		87,832
MEDICAL INSTRUMENTS & SUPPLIES - 2.8%
Boston Scientific Corp. *	1,000	14,540
Thoratec Corp. *	1,350	28,215
		42,755
Total COMMON STOCK		1,519,310

CASH EQUIVALENTS - 0.7%
PNC Bank Money Market Portfolio	10,627	10,627
Total CASH EQUIVALENTS		10,627

Total Investments (Cost $1,547,794) - 100.6%		$1,529,937

Percentages indicated are based on net assets of $1,520,234.

*              Non-income producing security

ADR       American Depositary Receipt

See accompanying notes to portfolios of investments

NOTES TO PORTFOLIOS OF INVESTMENTS

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2007.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand Technology Innovators Fund	Firsthand e- Commerce Fund	Firsthand Global Technology Fund	Firsthand Health Science Fund
Gross unrealized appreciation	$67,138,125	$15,704,367	$4,942,779	$9,454,666	$2,138,646	$99,595
Gross unrealized depreciation	(140,883,682)	(3,277,004)	(10,883,169)	(1,057,827)	(366,731)	(141,251)
Net unrealized appreciation (depreciation)	$(73,745,557)	$12,427,363	$(5,940,390)	$8,396,839	$1,771,915	$(41,656)
Federal income tax cost	$489,069,438	$55,717,030	$29,333,350	$33,259,397	$11,534,714	$1,571,593

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended March 31, 2007, is noted below:

	SHARE ACTIVITY
	Balance			Balance	Realized	Value	Acquisition
Affiliate	12/31/06	Purchases	Sales/Maturity	3/31/07	Gain (Loss)	3/31/07	Cost

Firsthand Technology Value Fund

Clarisay, Inc., Series B *	2,605,306	—	—	2,605,306	$—	$—	$2,383,855
Clarisay, Inc., Series C	7,194,244	—	—	7,194,244	—	—	2,000,000
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	250,000	—	—	250,000	—	—	—
Clarisay, Inc., Warrant	100,000	—	—	100,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	250,000	—	—	250,000	—	—	250,000
Clarisay, Inc., 8.00%	100,000	—	—	100,000	—	—	100,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Global Locate, Inc., Series A *	6,030,896	—	—	6,030,896	—	2,052,917	5,144,354
Global Locate, Inc., Series C	1,111,111	—	—	1,111,111	—	378,222	1,000,000
Global Locate, Inc., Series D	932,835	—	—	932,835	—	749,999	749,999
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	375	—
Global Locate, Inc., Board Warrant	18,750	—	—	18,750	—	94	—
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	375	—
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	375	—
Global Locate, Inc., Series C Warrant	370,370	—	—	370,370	—	1,852	—
Global Locate, Inc., Series D Warrant	233,208	—	—	233,208	—	2,332	—
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	4,363,141	4,315,500
Silicon Genesis Corp., Series 1-E	4,071,226	—	—	4,071,226	—	6,701,239	4,315,500
Silicon Genesis Corp., Common	743,077	—	—	743,077	—	41,612	3,684,494
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—	—	1,257,859	—	1,070,439	—
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	38	—
Silicon Genesis Corp., Common Warrant	59,147	—	—	59,147	—	59	—
Solaicx, Series B**	6,000,000	1,396,238	—	7,396,238	—	8,933,916	4,396,238
Solaicx, 10.25%	1,333,334	—	1,333,334	—	—	—	—
SoloPower, Series A	2,721,088	—	—	2,721,088	—	3,999,999	3,999,999

Firsthand Technology Innovators Fund

Innovion Corp., Series C	1,500,000	—	—	1,500,000	$—	$744,675	$3,000,000
Innovion Corp., Warrant	602,577	—	—	602,577	—	603	—
Innovion Corp., 9.50%	602,577	—	—	602,577	—	542,319	602,577
Innovion Corp., Warrant	30,129	—	—	30,129	—	30	—
Silicon Genesis Corp., Series 1-C	82,914	—	—	82,914	—	1,731,244	1,731,250
Silicon Genesis Corp., Series 1-E	1,633,254	—	—	1,633,254	—	2,688,336	1,731,249
Silicon Genesis Corp., Common	108,815	—	—	108,815	—	6,094	1,516,773
Silicon Genesis Corp., Series 1-E Warrant	94,339	—	—	94,339	—	55,283	—

* Amounts include shares from the merger of Firsthand Communications Fund into Firsthand Technology Value Fund.

** Additional 1,396,238 shares of Solaicx, Series B purchased at $1.00 with matured principal and interest of Solaicx, 10.25% Note

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of March 31, 2007, the Funds were invested in the following restricted securities:

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets

Firsthand Technology Value Fund

AuthenTec, Inc., Series C P/S	April 4, 2003	1,472,495	$738,000	$2,157,205	0.53%
AuthenTec, Inc., Series C Warrants	April 4, 2003	392,665	—	378,454	0.09%
AuthenTec, Inc., Series D P/S	June 14, 2004	290,958	290,958	426,253	0.11%
Caspian Networks, Inc., Common	February 21, 2002	337	3,378,104	—	0.00%
Celox Networks, Inc., Common	April 17, 2001	138,121	14,999,941	—	0.00%
Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000	1,200,000	—	0.00%
Celox Networks, Inc., Series A-1 Warrants	August 23, 2002	500,000	—	—	0.00%
Clarisay, Inc., 8.00% C/N	July 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	August 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	November 10, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	June 3, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 12, 2003	250,000	250,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 19, 2003	100,000	100,000	—	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306	2,383,855	—	0.00%
Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244	2,000,000	—	0.00%
Clarisay, Inc., Warrants	September 19, 2003	100,000	—	—	0.00%
Clarisay, Inc., Warrants	August 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	June 3, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	November 10, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	September 12, 2003	250,000	—	—	0.00%
Clarisay, Inc., Warrants	July 7, 2003	500,000	—	—	0.00%
Global Locate, Inc., Board Warrants	September 8, 2003	75,000	—	375	0.00%
Global Locate, Inc., Board Warrants	May 4, 2004	18,750	—	94	0.00%
Global Locate, Inc., Board Warrants	July 7, 2004	75,000	—	375	0.00%
Global Locate, Inc., Board Warrants	July 1, 2005	75,000	—	375	0.00%
Global Locate, Inc., Series A P/S	October 5, 2001	5,861,664	5,000,000	1,995,310	0.49%
Global Locate, Inc., Series A P/S	March 28, 2002	169,232	144,355	57,607	0.01%
Global Locate, Inc., Series C P/S	May 15, 2003	1,111,111	1,000,000	378,222	0.09%
Global Locate, Inc., Series C Warrants	May 15, 2003	370,370	—	1,852	0.00%
Global Locate, Inc., Series D P/S	April 2, 2004	621,890	500,000	500,000	0.12%
Global Locate, Inc., Series D P/S	April 26, 2005	310,945	249,999	249,999	0.06%
Global Locate, Inc., Series D Warrants	April 26, 2005	233,208	—	2,332	0.00%
IP Unity, Inc., Series E Warrants	August 4, 2004	69,496	69	69	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,104,265	1,987,677	11,043	0.00%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	281,976	0.07%
Luminous Networks, Inc., Common *	Various	28,513	1,800,638	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	3,822	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S *	Various	129,664	200,071	—	0.00%
Luminous Networks, Inc., Series B1 P/S	June 9, 2005	259,236	400,000	—	0.00%
Polaris Networks, Inc., 10.00% C/N	April 12, 2004	50,475	50,475	—	0.00%
Polaris Networks, Inc., 10.00% C/N	July 14, 2004	50,474	50,474	—	0.00%
Polaris Networks, Inc., Convertible Warrants	March 29, 2004	75,712	—	—	0.00%
Polaris Networks, Inc., Series A P/S	November 16, 2001	297,848	297,848	—	0.00%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	1,070,439	0.26%
Silicon Genesis Corp., Common	April 30, 2002	726,424	3,684,494	40,680	0.01%
Silicon Genesis Corp., Common**	November 21, 2005	16,653	—	932	0.00%
Silicon Genesis Corp., Common Warrants	April 30, 2002	59,147	—	59	0.00%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	38	0.00%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	4,363,141	1.08%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	4,071,226	4,315,500	6,701,239	1.66%
Solaicx, Series B P/S	December 16, 2005	6,000,000	3,000,000	7,247,400	1.79%
Solaicx, Series B P/S	January 19, 2007	1,396,238	1,396,238	1,686,516	0.42%
SoloPower, Series A P/S	June 29, 2006	2,721,088	3,999,999	3,999,999	0.99%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	11,250,000	2.78%
UCT Coatings, Inc., Series Common Warrants***	October 5, 2004	600,000	—	1,000,002	0.25%
			$65,047,502	$43,801,986	10.82%

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets

Firsthand Technology Innovators Fund

AuthenTec, Inc., Series C P/S	April 4, 2003	736,248	$369,000	$1,078,603	4.62%
AuthenTec, Inc., Series C Warrants	April 4, 2003	196,333	—	189,227	0.81%
Innovion Corp., 9.50%, C/N	December 30, 2003	602,577	602,577	542,319	2.32%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	744,675	3.19%
Innovion Corp., Warrant	December 30, 2003	602,577	—	603	0.00%
Innovion Corp., Warrant	March 7, 2005	30,129	—	30	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	827,957	1,490,323	8,280	0.04%
Luminous Networks, Inc., Common *	Various	49,979	3,156,250	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	6,699	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S *	Various	227,282	350,694	—	0.00%
Silicon Genesis Corp., Series 1-E Warrant	February 26, 2003	94,339	—	55,283	0.24%
Silicon Genesis Corp., Common	March 8, 2001	102,135	1,516,773	5,720	0.02%
Silicon Genesis Corp., Common**	November 21, 2005	6,680	—	374	0.00%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	1,731,244	7.41%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	1,633,254	1,731,249	2,688,336	11.51%
Silicon Optix, Inc., Series B P/S	November 7, 2003	1,111,111	1,000,000	700,000	3.00%
			$14,948,116	$7,744,694	33.17%

*  As a result of a new round of financing on June 9, 2005, certain shares of Luminous Series D P/S and Series E P/S were converted into certain Common and Series A1 P/S shares.  The original acquisition date for the Series D P/S shares was May 31, 2001, and the original acquisition date for the Series E P/S shares was October 16, 2003.  The new Common and Series A1 P/S will carry the original acquisition date of the Series D and Series E P/S.

**  Shares granted at no cost by issuer.

*** 3:1 stock split

P/S Preferred Stock

C/N Convertible Note

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	05/25/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	05/25/07

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer

Date	05/25/07

* Print the name and title of each signing officer under his or her signature.